Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 1,791,262	$ 1,229,445		$ 1,062,537		$ 1,062,537
Impairment provision, Trade receivables current	(551,551)	(263,417)				(148,029)
Other receivables, Current	674,643	309,413		469,697
Impairment provision, Other receivables current	(3,211)	(4,277)				(1,585)
Trade and other current receivables	2,465,905	1,538,858	[1]	1,532,234	[1]	1,532,234
Trade receivables, Non-current	96,367	94,878		115,854		115,854
Impairment provision, Trade receivables non-current		(20,686)
Other receivables, Non-current	616,350	442,334		445,563
Trade and other non-current receivables	712,717	537,212	[1]	561,417	[1]	561,417
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,342,813	1,492,862		1,210,566		1,210,566
Other receivables, Current	677,854	313,689		471,282		471,282
Trade and other current receivables	3,020,667	1,806,551		1,681,848
Trade receivables, Non-current	96,367	115,564		115,854		115,854
Other receivables, Non-current	616,350	442,334		445,563		445,563
Trade and other non-current receivables	712,717	557,898		$ 561,417
Up-to-date [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,186,611	911,562				810,574
Impairment provision, Trade receivables current	(594)	(3,628)				(1,976)
Impairment provision, Other receivables current	(3,211)	(4,277)				(1,585)
Trade and other current receivables	1,861,254	1,220,975				1,280,271
Up-to-date [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,187,205	915,190				812,550
Other receivables, Current	677,854	313,690				471,282
1-90 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(4,531)	(19,015)				(6,004)
Trade and other current receivables	410,907	239,540				166,012
1-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	415,438	258,555				172,016
91-180 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(7,248)	(36,626)				(46,428)
Trade and other current receivables	93,335	28,512				36,306
91-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	100,583	65,138				82,734
More than 181 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(539,178)	(204,148)				(93,621)
Trade and other current receivables	100,409	49,831				49,645
More than 181 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 639,587	$ 253,979				$ 143,266

[1]	As Restated